SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments And Risk Management
Cash and cash equivalents	$ 9,229,845	$ 14,941,775	$ 6,872,894	$ 1,428,129
Short-term investments		6,366,828
Accounts receivable	62,842
Accounts payable and accrued liabilities	(3,362,430)	(1,791,222)	(1,730,361)
Convertible debentures			(3,341,246)
Covid-19 government support loans	(29,520)	(31,660)	(218,151)
Contract liabilities	$ (274,192)